Management Transition - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Feb. 28, 2013 Subsequent Event	Dec. 31, 2012 Indemnification Agreement	Dec. 31, 2012 Mr. Harrison	Dec. 31, 2012 Pershing Square Capital Management Lp	Jun. 30, 2012 Compensation and benefits	Jun. 30, 2012 Purchased service and other
Management transition costs [Line Items]
Compensation and transition costs	38	38					16	22
Compensation and transition costs, associated costs	2	2
Deferred retirement compensation					16	20
Pershing Square and related entities outstanding shares percent						14.00%
DSUs and stock options upon commencing employment grant date fair value					12
Settlement of legal proceedings			9
Indemnity to Mr.Harrison				3
Retirement allowance	4	4